Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 4,049	$ 1,646
Short-term deposits	12,056	6,120
Amounts receivable and prepaid expenses	622	637
Investments	6,861	4,661
Total current assets	23,588	13,064
Non-current assets
Mineral interests	358,135	322,930
Reclamation deposits	1,185	1,991
Total non-current assets	359,320	324,921
Total assets	382,908	337,985
Current liabilities
Accounts payable and accrued liabilities	3,961	5,721
Flow-through share premium	2,230	0
Total current liabilities	6,191	5,721
Non-current liabilities
Deferred income tax liabilities	18,598	17,395
Provision for reclamation liabilities	2,481	3,510
Total non-current liabilities	21,079	20,906
Total liabilities	27,270	26,627
Shareholders’ equity	355,638	311,358
Total liabilities and shareholders’ equity	$ 382,908	$ 337,985